CHANGES IN EQUITY - Capital Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	R$ 86,378.8
Final balance, capital reserves	92,246.6	R$ 86,378.8
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	(1,037.8)	(941.7)	R$ (955.2)
Capital Increase	(0.0)	(60.0)	(0.0)
Purchases of shares and results from treasury shares	(35.6)	(36.1)	13.5
Final balance, capital reserves	(1,073.4)	(1,037.8)	(941.7)
Share premium [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	53,662.8	53,662.8	53,662.8
Capital Increase	(0.0)	(0.0)	(0.0)
Purchases of shares and results from treasury shares	(0.0)	(0.0)	(0.0)
Final balance, capital reserves	53,662.8	53,662.8	53,662.8
Other reserves [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	700.9	700.9	700.9
Capital Increase	(0.0)	(0.0)	(0.0)
Purchases of shares and results from treasury shares	(0.0)	(0.0)	(0.0)
Final balance, capital reserves	700.9	700.9	700.9
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	1,861.3	1,563.6	1,403.0
Capital Increase	(64.2)	(74.4)	(32.3)
Purchases of shares and results from treasury shares	252.4	372.1	192.9
Final balance, capital reserves	2,049.5	1,861.3	1,563.6
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	55,187.2	54,985.6	54,811.5
Capital Increase	(64.2)	(134.4)	(32.3)
Purchases of shares and results from treasury shares	216.8	336.0	206.4
Final balance, capital reserves	R$ 55,339.8	R$ 55,187.2	R$ 54,985.6